Document And Entity Information	Jan. 10, 2020
Document Information [Line Items]
Entity, Registrant Name	INPHI CORPORATION
Document, Type	8-K/A
Document, Period End Date	Jan. 10, 2020
Entity, File Number	001-34942
Entity, Incorporation, State or Country Code	DE
Entity, Tax Identification Number	77-0557980
Entity, Address, Address Line One	2953 Bunker Hill Lane
Entity, Address, Address Line Two	Suite 300
Entity, Address, City or Town	Santa Clara
Entity, Address, State or Province	CA
Entity, Address, Postal Zip Code	95054
City Area Code	408
Local Phone Number	217-7300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	IPHI
Security Exchange Name	NYSE
Entity, Emerging Growth Company	false
Amendment Description	Form 8-K/A date of report 01-10-20
Amendment Flag	true
Entity, Central Index Key	0001160958